Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2019

VCSP-QTLY-0519
1.856925.111

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Beverages - 24.2%
Brewers - 0.9%
Anheuser-Busch InBev SA NV	10,400	$873,019
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,100,679	1,051,147
China Resources Beer Holdings Co. Ltd.	18,666	78,588
		2,002,754
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	25,800	4,523,514
Kweichow Moutai Co. Ltd. (A Shares)	1,850	235,380
		4,758,894
Soft Drinks - 21.0%
Coca-Cola Bottling Co. Consolidated	3,930	1,131,172
Coca-Cola European Partners PLC	17,400	900,276
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	10,200	673,200
Coca-Cola West Co. Ltd.	6,250	158,520
Fever-Tree Drinks PLC	263	10,341
Keurig Dr. Pepper, Inc.	97,200	2,718,684
Monster Beverage Corp. (a)	143,700	7,843,146
PepsiCo, Inc.	88,306	10,821,900
The Coca-Cola Co.	430,138	20,156,267
		44,413,506

TOTAL BEVERAGES		51,175,154

Chemicals - 0.1%
Commodity Chemicals - 0.1%
SKSHU Paint Co. Ltd. (A Shares)	23,338	204,102
Food & Staples Retailing - 9.3%
Drug Retail - 1.6%
Walgreens Boots Alliance, Inc.	54,600	3,454,542
Food Distributors - 1.6%
Performance Food Group Co. (a)	8,200	325,048
Sysco Corp.	46,600	3,111,016
		3,436,064
Food Retail - 1.3%
Kroger Co.	84,552	2,079,979
Sprouts Farmers Market LLC (a)	27,000	581,580
		2,661,559
Hypermarkets & Super Centers - 4.8%
BJ's Wholesale Club Holdings, Inc.	2,900	79,460
Costco Wholesale Corp.	27,600	6,683,064
Walmart, Inc.	34,404	3,355,422
		10,117,946

TOTAL FOOD & STAPLES RETAILING		19,670,111

Food Products - 18.6%
Agricultural Products - 1.1%
Bunge Ltd.	13,400	711,138
Darling International, Inc. (a)	56,300	1,218,895
Ingredion, Inc.	4,200	397,698
		2,327,731
Packaged Foods & Meats - 17.5%
Conagra Brands, Inc.	74,100	2,055,534
Danone SA	44,056	3,392,354
Freshpet, Inc. (a)	58,900	2,490,881
General Mills, Inc.	68,300	3,534,525
JBS SA	584,500	2,376,605
Kellogg Co.	15,600	895,128
Mondelez International, Inc.	145,600	7,268,352
Nomad Foods Ltd. (a)	10,600	216,770
Post Holdings, Inc. (a)	10,500	1,148,700
SunOpta, Inc. (a)	44,900	155,354
The Hain Celestial Group, Inc. (a)(b)	19,180	443,442
The J.M. Smucker Co.	27,700	3,227,050
The Kraft Heinz Co.	66,200	2,161,430
The Simply Good Foods Co. (a)	62,100	1,278,639
TreeHouse Foods, Inc. (a)	49,900	3,221,045
Tyson Foods, Inc. Class A	46,700	3,242,381
		37,108,190

TOTAL FOOD PRODUCTS		39,435,921

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
U.S. Foods Holding Corp. (a)	46,800	1,633,788
Household Products - 19.2%
Household Products - 19.2%
Colgate-Palmolive Co.	94,090	6,448,929
Energizer Holdings, Inc.	17,800	799,754
Essity AB Class B	129,600	3,737,188
Procter & Gamble Co.	197,607	20,561,010
Reckitt Benckiser Group PLC	5,086	423,270
Spectrum Brands Holdings, Inc.	156,500	8,573,070
		40,543,221
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Ocado Group PLC (a)	50,500	901,429
Multiline Retail - 1.3%
General Merchandise Stores - 1.3%
Dollar General Corp.	4,900	584,570
Dollar Tree, Inc. (a)	20,000	2,100,800
		2,685,370
Personal Products - 9.4%
Personal Products - 9.4%
Avon Products, Inc. (a)	623,715	1,833,722
Coty, Inc. Class A	847,448	9,745,652
Estee Lauder Companies, Inc. Class A	7,900	1,307,845
Ontex Group NV	91,200	2,052,210
Unilever NV (Certificaten Van Aandelen) (Bearer)	86,686	5,053,917
		19,993,346
Tobacco - 15.1%
Tobacco - 15.1%
Altria Group, Inc.	252,596	14,506,588
British American Tobacco PLC sponsored ADR	42,796	1,785,449
Philip Morris International, Inc.	176,034	15,559,645
		31,851,682
TOTAL COMMON STOCKS
(Cost $175,754,264)		208,094,124

Convertible Preferred Stocks - 1.2%
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
The Honest Co., Inc.:
Series D (a)(c)(d)	32,783	1,500,150
Series E (a)(c)(d)	51,008	999,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,499,907

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.48% (e)	113,554	113,577
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	263,974	264,000
TOTAL MONEY MARKET FUNDS
(Cost $377,577)		377,577
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $178,631,829)		210,971,608
NET OTHER ASSETS (LIABILITIES) - 0.2%		432,199
NET ASSETS - 100%		$211,403,807

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,499,907 or 1.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,323
Fidelity Securities Lending Cash Central Fund	2,601
Total	$4,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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